Short-term Borrowing	12 Months Ended
Dec. 31, 2019
Debt Disclosure [Abstract]
Short-term Borrowing
9. Short-term borrowing

	As of
	December 31, 2018	December 31, 2019
	RMB	RMB
Bank borrowings (1)	13,000	30,000
Current portion of long-term borrowings (note 13)	11,267	6,880

	24,267	36,880

(1)	The Group obtained short-term borrowings to support its operation. The borrowings bear interest ranging from 5.87% to 8.00% as of both December 31, 2018 and 2019.